Description of the Plan - Additional Information (Details) - EBP 002 [Member]	12 Months Ended
Dec. 31, 2025
Less than 2 years
EBP, Description of Plan [Line Items]
Employee benefit plans, vesting percentage	0.00%
2 years
EBP, Description of Plan [Line Items]
Employee benefit plans, vesting percentage	20.00%
3 years
EBP, Description of Plan [Line Items]
Employee benefit plans, vesting percentage	40.00%
4 years
EBP, Description of Plan [Line Items]
Employee benefit plans, vesting percentage	60.00%
5 years
EBP, Description of Plan [Line Items]
Employee benefit plans, vesting percentage	80.00%
6 or more years
EBP, Description of Plan [Line Items]
Employee benefit plans, vesting percentage	100.00%